Note 7 - Related Party Transactions (Details Textual) - Director [Member]	1 Months Ended
Apr. 30, 2018 USD ($) shares
Related Party Transaction, Monthly Cash Payment | $	$ 12,000
Restricted Stock Units (RSUs) [Member] | Stock Incentive Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares	240,000